ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	40,000,000	40,000,000
Ordinary shares, shares issued	38,265,177	30,536,833
Ordinary shares, shares outstanding	38,265,177	30,536,833
Parent Company [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	40,000,000	40,000,000
Ordinary shares, shares issued	38,265,177	30,536,833
Ordinary shares, shares outstanding	38,265,177	30,536,833